Commitments and contingencies - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Operating revenues		$ 24,468	$ 24,409
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Operating revenues	$ 44